Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel Compensation	The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:
	30 June 2023	30 June 2022	30 June 2021
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,394,154	636,673	450,002
Other short-term benefits, including consulting services by KMP and their related entities	—	—	1,603,747
Post-employment benefits	5,283	44,489	27,869
Long-term benefits	8,110	15,168	8,220
Share-based payment expenses to KMP and their related entities	200,753	94,890	2,116,012
Total Key Management Personnel Compensation	1,608,300	791,220	4,205,850